Stockholders' Equity Note Disclosure [Text Block] (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Schedule Of Common Stock Shares Reserved For Future Issuance [Table Text Block]

Issued and Outstanding:
Restricted stock units	23,450
Stock options	42,104
Warrants	13,534
Shares reserved for future award grants	46,350

Total	125,438

Schedule Of Share Based Payment Award Nonemployees Valuation Assumptions [Table Text Block]

	Warrants	Overallotment Option
Fair value of underlying common stock	$38.55	$39.30
Exercise price	$52.50	$39.00
Risk-free interest rate	1.61%	0.02%
Volatility	65.5%	73.0%
Dividend yield	0%	0%
Contractual term (in years)	5.0	0.12
Weighted-average measurement date fair value per share	$18.45	$4.05

	Warrants	Options
Fair value of common stock	$117.60	$150.00
Exercise price	$187.50	$139.50
Risk-free interest rate	1.72%	0.035%
Volatility	64.6%	63.0%
Dividend Yield	0%	0%
Contractual term (in years)	5.0	0.12
Weighted-average measurement date fair value per share	$50.70	$18.45

Schedule of Stockholders Equity [Table Text Block]

	Shares of Common Stock	Total Stockholders’ Equity (in thousands)
Balance, December 31, 2015	709,024	$10,410
Stock-based compensation	—	1,441
Shares issued under employee stock incentive plan, net of shares repurchased to satisfy tax withholding obligations	10,329	(61)
Net loss	—	(7,104)

Balance, September 30, 2016	719,353	$4,686

Schedule Of Common Stock Shares Reserved For Future Issuance [Table Text Block]
Issued and Outstanding:
Restricted stock units	42,591
Stock options	38,729
Warrants	13,534
Shares reserved for future award grants	47,283

Total	142,137

Schedule Of Share Based Payment Award Nonemployee Valuation Assumptions [Table Text Block]

	Warrants	Overallotment Option
Fair value of underlying common stock	$38.55	$39.30
Exercise price	$52.50	$39.00
Risk-free interest rate	1.61%	0.02%
Volatility	65.50%	73.00%
Dividend yield	0.00%	0.00%
Contractual term (in years)	5.00	0.12
Weighted-average measurement date fair value per share	$18.45	$4.05